Label	Element	Value
Johnson Opportunity Fund | Johnson Opportunity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Johnson Opportunity Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Long term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘turns over’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.74% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	20.74%
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The fund invests primarily in equity securities of small and medium sized U.S. companies (those with a market capitalization below $20 billion) that its Adviser believes offer opportunities for capital growth. The Adviser selects companies for the fund’s portfolio using a proprietary approach that blends quantitative and fundamental analysis. The Adviser begins with a quality test, which seeks companies that are judged to have productive capital allocation, a strong competitive position, financial strength, and high-quality earnings. The Adviser then assesses the stocks of those companies, using a multifactor quantitative process that measures valuation, profitability, momentum, earnings quality, growth, credit quality, capital use, and investor sentiment/technical factors. Finally, the Adviser’s dedicated sector analysts and generalist product team members use traditional fundamental research to select, from the candidates identified by the above-described qualitative and quantitative analysis, those stocks that the Adviser believes offer the best opportunities for investment. Equity securities include common stock, preferred stocks, and exchange traded funds (ETFs) that invest primarily in equity securities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-541-0170
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.johnsonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	oef_BarChartHeading	Average Total Returns for the Opportunity Fund Class I as of December 31 of each year
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter: 4Q2020, 21.39% Worst Quarter: 1Q2020, -26.93%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.39%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(26.93%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2024
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The fund’s broad-based securities market index is the Russell 2500 Total Return Index, which measures the performance of 2500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.

Johnson Opportunity Fund | Johnson Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
Johnson Opportunity Fund | Johnson Opportunity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Johnson Opportunity Fund | Johnson Opportunity Fund | Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Company Risk — The fund value may decrease in response to the activities and financial prospects of an individual company.
Johnson Opportunity Fund | Johnson Opportunity Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk — The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular securities in which the fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Johnson Opportunity Fund | Johnson Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk — The fund value might decrease in response to general market and economic conditions.
Johnson Opportunity Fund | Johnson Opportunity Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market and Geopolitical Risk — The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Johnson Opportunity Fund | Johnson Opportunity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends, but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights, and the Adviser may incorrectly analyze the security, resulting in a loss to the fund. Furthermore, preferred stock dividends are not guaranteed, and management can elect to forego the preferred dividend, resulting in a loss to the fund.

Johnson Opportunity Fund | Johnson Opportunity Fund | Risks of Exchange Traded Funds ("ETF") [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Risks of Exchange Traded Funds (“ETF”) —  Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the fund, many of which may be duplicative. The cost of investing in the fund will generally be higher than the cost of investing directly in ETFs.

Johnson Opportunity Fund | Johnson Opportunity Fund | Small and Medium Sized Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small and Medium Sized Company Risk — In addition, the stocks of small and medium sized companies are subject to certain risks, including:
♦
possible dependence on a limited product line, limited financial resources or a limited management group.

♦
less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the fund to buy or sell the stocks.

♦
greater fluctuation in value than larger, more established company stocks.

Johnson Opportunity Fund | Johnson Opportunity Fund | Volatility Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Volatility Risk — Common stocks tend to be more volatile than other investment choices.
Johnson Opportunity Fund | Johnson Opportunity Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee	oef_RedemptionFee	$ 0
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fee	oef_Component1OtherExpensesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,108
Johnson Opportunity Fund | Johnson Opportunity Fund | Class S
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee	oef_RedemptionFee	0
Exchange Fee	oef_ExchangeFee	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fee	oef_Component1OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,398
Johnson Opportunity Fund | Russell 2500 Total Return Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 2500 Total Return Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.46%	[1]
Johnson Opportunity Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(2.39%)
Annual Return [Percent]	oef_AnnlRtrPct	17.90%
Annual Return [Percent]	oef_AnnlRtrPct	16.91%
Annual Return [Percent]	oef_AnnlRtrPct	(14.16%)
Annual Return [Percent]	oef_AnnlRtrPct	28.63%
Annual Return [Percent]	oef_AnnlRtrPct	7.84%
Annual Return [Percent]	oef_AnnlRtrPct	30.59%
Annual Return [Percent]	oef_AnnlRtrPct	(12.46%)
Annual Return [Percent]	oef_AnnlRtrPct	17.12%
Annual Return [Percent]	oef_AnnlRtrPct	10.03%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.03%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.97%
Performance Inception Date	oef_PerfInceptionDate	May 16, 1994
Johnson Opportunity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.36%
Johnson Opportunity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.82%
Johnson Opportunity Fund | Class S
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.98%
Performance Inception Date	oef_PerfInceptionDate	Sep. 15, 2023

[1]	For the Class S shares; inception date of 9/15/2023